INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 1,877	$ 2,795
Work in progress	1,088	208
Finished goods	1,436	2,573
Inventory in transit	2,988
Total	7,389	5,576
Provision for Inventory	(866)	(1,150)
Inventory, net	$ 6,523	$ 4,426